Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	12 Months Ended
	Feb. 06, 2025	Feb. 04, 2025	Jan. 21, 2025	Nov. 21, 2024	Apr. 08, 2025	Dec. 31, 2024
Subsequent Events
Distribution made to limited partner, distributions paid per unit				$ 0.049
Proceeds from repurchase of common units						$ 247
Partner's
Subsequent Events
Repurchase of common units						55,118
Proceeds from repurchase of common units						$ 247
Subsequent event | Partner's
Subsequent Events
Repurchase of common units					104,873
Proceeds from repurchase of common units					$ 398
Subsequent event | Quarterly Unit Cash Distribution From November 12, 2024 to February 11, 2025 | Series A Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 21, 2025
Distribution made to limited partner, distributions paid per unit			$ 0.5625
Distributions per unit declared - distribution date			February 12, 2025
Distributions per unit declared - record date			February 5, 2025
Subsequent event | Quarterly Unit Cash Distribution From November 22, 2024 to February 23, 2025 | Series B Preferred
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date		Feb. 04, 2025
Distribution made to limited partner, distributions paid per unit		$ 0.677286319
Distributions per unit declared - distribution date		February 24, 2025
Distributions per unit declared - record date		February 14, 2025
Subsequent event | Quarterly Common unit cash distribution
Subsequent Events
Distribution Made To Limited Partner And General Partner Announcement Date	Feb. 06, 2025
Distribution made to limited partner, distributions paid per unit	$ 0.049
Distributions per unit declared - distribution date	Feb. 27, 2025
Distributions per unit declared - record date	Feb. 24, 2025